Long-term Debt - Guaranty Agreements (Details) - USD ($)	Dec. 30, 2013	Dec. 30, 2013	Mar. 31, 2016	Dec. 31, 2015	Dec. 03, 2014
Debt Instrument [Line Items]
Long-term debt			$ 7,187,000,000	$ 9,582,000,000
Junior Subordinated Debt
Debt Instrument [Line Items]
Long-term debt			$ 172,000,000
Interest rates (as a percent)			6.00%
Guaranty Agreements | Parent Company | 5.25% Senior Notes due 2019
Debt Instrument [Line Items]
Face amount of each issuance of debt					$ 700,000,000
Long-term debt			$ 700,000,000
Interest rates (as a percent)					5.25%
Guaranty Agreements | Parent Company | Senior Notes
Debt Instrument [Line Items]
Face amount of each issuance of debt	$ 5,200,000,000	$ 5,200,000,000
Guaranty Agreements | Parent Company | Junior Subordinated Debt
Debt Instrument [Line Items]
Face amount of each issuance of debt	$ 350,000,000	$ 350,000,000
Long-term debt			350,000,000
Term of debt	60 years	60 years
Guaranty Agreements | Parent Company | 8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rates (as a percent)	8.25%	8.25%
Guaranty Agreements | Parent Company | 7.750% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rates (as a percent)	7.75%	7.75%
Guaranty Agreements | Parent Company | 6.00% Senior Notes due 2020
Debt Instrument [Line Items]
Interest rates (as a percent)	6.00%	6.00%
Guaranty Agreements | Parent Company | Senior Notes and Junior Subordinated Debt
Debt Instrument [Line Items]
Long-term debt			4,200,000,000
Guaranty Agreements | Parent Company | Senior Notes 1999 Indenture
Debt Instrument [Line Items]
Long-term debt			$ 2,300,000,000